As filed with the Securities and Exchange Commission on November 15, 2023
1933 Act Registration No. 333-252653
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 11
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 1070
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Investor Advantage® Pro Advisory
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on __________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Investor Advantage® Pro Advisory, Investor Advantage® Pro Advisory Choice

Supplement dated November 15, 2023 to the prospectus dated May 1, 2023

This supplement to the prospectus for your individual variable annuity contract describes revisions to i4LIFE® Advantage, an optional variable payout option available under your contract. These revisions apply to all i4LIFE® Advantage elections on and after November 20, 2023. All other provisions in your prospectus remain unchanged.

OVERVIEW

The following changes will apply to all elections of i4LIFE® Advantage beginning November 20, 2023:

●	The minimum Access Period selected must be no less than 10 years;
●	The available Assumed Investment Return (AIR) rates are limited to 3% and 4%;
●	The annuity factor used to calculate the Regular Income Payment will no longer include gender as a component; and
●	An i4LIFE® Advantage Credit will be applied to the Account Value on a quarterly basis if certain criteria are met (subject to state approval).

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is a new term that is added to the Special Terms section:

i4LIFE® Advantage Credit. Under i4LIFE® Advantage, the additional amount credited to the Contract if both the minimum Access Period requirement and threshold value are met.

Benefits Available Under the Contract – i4LIFE® Advantage. The following discussion outlines changes made to the i4LIFE® Advantage section of your prospectus.

Access Period. The first row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Regular Income Payments during the Access Period. The fifth paragraph of this section is deleted and restated as follows:

AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.

Regular Income Payments during the Access Period. The eleventh paragraph of this section is deleted and restated as follows:

The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life, if applicable;
●	the length of the Access Period selected;
●	the frequency of the payments;
●	the AIR selected; and
●	the Individual Annuity Mortality table specified in your Contract.

Regular Income Payments during the Lifetime Income Period. The first paragraph of this section is deleted and restated as follows:

The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life (if living);
●	the frequency of the Regular Income Payments;
●	the AIR selected; and
●	the Individual Annuity Mortality table specified in your Contract.

The following section is a new section, added immediately prior to the section titled “Guaranteed Income Benefit”, and applies only to new elections of i4LIFE® Advantage beginning November 20, 2023.

i4LIFE® Advantage Credit. Beginning November 20, 2023, and subject to state approval, Contractowners who elect i4LIFE® Advantage will receive a quarterly i4LIFE® Advantage Credit if they have selected a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and they maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below.

If you elect the rider at the time you purchase the contract, the first i4LIFE® Advantage Credit will apply 3 months from the Contract Date. If you elect the rider after we issue the contract, the first i4LIFE® Advantage Credit will apply 3 months from the first Regular Income Payment. Thereafter, it will apply every 3 months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid.

The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying:

-	the variable Account Value on that date; by
-	the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).

	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%

If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments, required minimum distributions, and Advisory Fee Withdrawals that do not exceed the Advisory Fee Withdrawal percentage) will reduce your threshold value on a dollar-for-dollar basis, potentially

2

dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation.

If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met.

The i4LIFE® Advantage Credit will be allocated to non-Defined Outcome Funds in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. If you are invested only in Defined Outcome Funds, the Credit will be added proportionally across those Define Outcome Funds. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.

Please keep this supplement for future reference.

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage®, Lincoln Investor Advantage® RIA Class

Lincoln Investor Advantage® Advisory, Lincoln Investor Advantage® Advisory Choice

Lincoln Investor Advantage® Pro, Lincoln Investor Advantage® Pro Advisory

Lincoln Investor Advantage® Pro Advisory Choice

Supplement dated November 15, 2023 to the May 1, 2023 Prospectus

This supplement to the prospectus for your individual variable annuity contract discusses a change to the Earnings Optimizer Death Benefit, an optional death benefit rider available under your contract. This change applies only to contracts purchased on and after November 20, 2023. All other provisions in your prospectus remain unchanged, and the changes discussed in this supplement do not impact existing contractowners.

OVERVIEW

The Earnings Optimizer Death Benefit charge is 0.30% for new Contractowners age 1-69 who purchase a contract on and after November 20, 2023. (The current annual charge remains at 0.40% for contracts purchased prior to November 20, 2023.)

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Important Information About Your Contract – The minimum annual fee stated on the Minimum and Maximum Annual Fee Table is changed from 0.40% to 0.30%. As such, the following line item replaces the current line item beginning November 20, 2023:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%	2.75%

Fee Tables – Annual Contract Expenses – Optional Benefit Expenses. The Current Annual Charge for the Earnings Optimizer Death Benefit is restated in the chart below and will apply to new contracts purchased on and after November 20, 2023. The line items for the Earnings Optimizer Death Benefit charge are replaced with the following entries:

All Share Classes
Earnings Optimizer Death Benefit Charge
Guaranteed Maximum Annual Charge
Age at Issue – 1-69	1.40%
Age at Issue – 70-75	1.70%
Current Annual Charge
Age at Issue – 1-69*	0.30%
Age at Issue – 70-75	0.70%

*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

Charges and Other Deductions – Earnings Optimizer Death Benefit Charge. The first paragraph and table of this section are restated as follows:

Earnings Optimizer Death Benefit Charge. The current charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:

1

Current Annual Rate
Age at Issue
All Share Classes
1-69*	0.30%
70-75	0.70%

*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

Please keep this supplement for future reference.

2

LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Pro Variable Annuity,

Lincoln Investor Advantage® Pro Advisory Variable Annuity,

Lincoln Investor Advantage® Pro Advisory Choice Variable Annuity

Supplement dated November 15, 2023 to the Prospectus dated May 1, 2023

This Supplement to your prospectus outlines important changes to the investment options under your Contract. These changes are related to:

a) Appendix A – Funds Available Under The Contract; and

b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

A new investment option will be available for election beginning December 18, 2023. As a result, the following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A

1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

The names, principal investment strategies and investment objectives of the following funds will be changed effective November 17, 2023. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Nov	Lincoln Hedged S&P 500 Fund 2: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Nov	Lincoln Hedged S&P 500 Conservative Fund 2: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective December 15, 2023. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Dec	Lincoln Hedged Nasdaq-100 Fund 2: To seek long-term growth of capital.

The names, principal investment strategies and investment objectives of the following funds will be changed effective February 16, 2024. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Feb	Lincoln Hedged S&P 500 Fund 3: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln Hedged S&P 500 Conservative Fund 3: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective March 15, 2024. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Hedged Nasdaq-100 Fund 3: To seek long-term growth of capital.

The following investment options will not be available in Contracts issued on or after November 20, 2023:

●	Lincoln Hedged Nasdaq-100 Fund 2
●	Lincoln Hedged S&P 500 Conservative Fund 2
●	Lincoln Hedged S&P 500 Fund 2
●	Lincoln Nasdaq-100 Buffer Fund Mar
●	Lincoln Nasdaq-100 Buffer Fund June
●	Lincoln S&P 500 Buffer Fund Feb
●	Lincoln S&P 500 Buffer Fund May
●	Lincoln S&P 500Ultra Buffer Fund Feb
●	Lincoln S&P 500 Ultra Buffer Fund May

Appendix B – Investment Requirements. If you have elected the Earnings Optimizer Death Benefit, you will be subject to the Investment Requirements outlined in the prospectus. The change outlined below is effective beginning December 18, 2023, and is added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

The Lincoln Opportunistic Hedged Equity Fund is added to Group 1 – Unlimited Subaccounts.

Please retain this supplement for future reference.

Part A
The Prospectus for the Lincoln Investor Advantage® Pro Advisory variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-252653) filed on April 14, 2023.
Part B
The Statement of Additional Information for the Lincoln Investor Advantage® Pro Advisory variable annuity contract, as supplemented, including the financial statement of Lincoln Life Variable Annuity Account N, is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-252653) filed on April 14, 2023. The adjusted consolidated financial statements of Lincoln Life are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-252653) filed on May 30, 2023.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(b) Not applicable
(c)(1) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(2) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) Annuity Contract (ICC21-30070A) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252473) filed on May 26, 2021.
(2) Large Account Credit Rider (ICC21AE-659) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252473) filed on May 26, 2021.
(3) Variable Annuity Payment Option Rider (ICC21-i4LANQ) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252473) filed on May 26, 2021.
(4) Variable Annuity Payment Option Rider (ICC21-i4LAQ) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252473) filed on May 26, 2021.
(5) Earnings Optimizer Death Benefit Rider (ICC21AR-669) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252473) filed on May 26, 2021.
(6) Endorsement (ICC19AE-594) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252653) filed on May 26, 2021.
(7) Variable Annuity Payout Rider Credit Endorsement LIA Pro (23AE-723) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-252473) filed on November 15, 2023.
(8) Variable Annuity Payout Rider Credit Endorsement LIA Pro (ICC23AE-723) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-252473) filed on November 15, 2023.
(e) Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-252653) filed on February 2, 2021.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)(1) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.

(v) Amendment No. 7 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
(vi) Amendment No. 8 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and the Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(vii) Amendment No. 9 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 67 (File No. 033-26032) filed on August 14, 2020.
(viii) Amendment No. 10 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 67 (File No. 033-26032) filed on August 14, 2020.
(ix) Amendment No. 11 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-212680) filed on February 11, 2021.
(x) Amendment No. 12 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-212680) filed on February 11, 2021.
(xi) Amendment No. 13 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(xii) Amendment No. 14 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(xiii) Amendment No. 15 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(2) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(v) Amendment No. 6 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-138190) filed on August 14, 2020.
(3) Third Amended and Restated Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(h) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(1) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(2) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(4-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(5) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(5-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6) Columbia Funds Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(7) Columbia Funds Variable Insurance Trust II incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(8) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(8-a) amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(9) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(11) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(12) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016;
(12-a) second amendment incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-4 (File No. 333-212680) filed on May 30, 2023.
(13) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(14) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(14-a) Amendment incorporated by reference to Post-Effective Amendment No. 42 filed on Form N-6 (File No. 333-125790) filed on April 11, 2023.
(15) Ivy Funds Variable Insurance Portfolios incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014;
(15-a) amendment incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-6 (File No. 333-125790) filed on April 3, 2017.
(15-b) second amendment incorporated by reference to Post-Effective Amendment No. 40 on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(16) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(17) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018;

(17-a) third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(18) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(19) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(20) MFS Variable Insurance Trust, MFS Variable Insurance Trust II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(20-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(21) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(22) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(23) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(23-a) amendment no. 7 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(23-b) amendment no. 8 incorporated herein by reference to Post-Effective Amendment 13 on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(24) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(25) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(26) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(27) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(1) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(3) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(4) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(5) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(6) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(7) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(8) Ivy Funds Variable Insurance Portfolios incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(9) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(10) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(11) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(12) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(k) Opinion and Consent of Carolyn Auger, Senior Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-252653) filed on May 26, 2021.
(l)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(m) Not applicable
(n) Not applicable
(o) Not applicable
(p) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.
EX-101.SCH XBRL Taxonomy Extension Schema Document
Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Senior Vice President and Treasurer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (p) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Jason M. Gibson*	Vice President and Chief Compliance Officer
Claire H. Hanna**	Secretary
John C. Kennedy**	President, Chief Executive Officer and Director
Shantanu Mishra**	Senior Vice President and Treasurer
Jared M. Nepa**	Senior Vice President and Director
Thomas P. O'Neill**	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr**	Senior Vice President and Director
*Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
**Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
(c) N/A
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.

Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln Life represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a)	As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 9th day of November, 2023 at 3:52 pm.

Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
(Registrants)

By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 13th day of November, 2023 at 9:02 am.

The Lincoln National Life Insurance Company
(Depositor)

By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company

Lincoln National Variable Annuity Account E (File No. 811-04882; CIK: 0000804223)

033-26032 (Amendment No. 76)

Lincoln National Variable Annuity Account H (File No. 811-05721; CIK: 0000847552)

033-27783 (Amendment No. 75)	333-63505 (Amendment No. 84)	333-181615 (Amendment No. 41)
333-18419 (Amendment No. 78)	333-135219 (Amendment No. 57)	333-212681 (Amendment No. 21)
333-35780 (Amendment No. 59)	333-170695 (Amendment No. 50)	333-233762 (Amendment No. 9)
333-35784 (Amendment No. 73)	333-175888 (Amendment No. 27)	333-233764 (Amendment No. 15)
333-61592 (Amendment No. 75)

Lincoln Life Variable Annuity Account N (File No. 811-08517; CIK: 0001048606)

333-36316 (Amendment No. 96)	333-172328 (Amendment No. 45)	333-212682 (Amendment No. 15)
333-36304 (Amendment No. 85)	333-174367 (Amendment No. 33)	333-214143 (Amendment No. 27)
333-40937 (Amendment No. 90)	333-181612 (Amendment No. 39)	333-214144 (Amendment No. 16)
333-61554 (Amendment No. 90)	333-186894 (Amendment No. 42)	333-236907 (Amendment No. 11)
333-135039 (Amendment No. 57)	333-193272 (Amendment No. 30)	333-239288 (Amendment No. 8)
333-138190 (Amendment No. 68)	333-193273 (Amendment No. 22)	333-252473 (Amendment No. 16)
333-149434 (Amendment No. 40)	333-193274 (Amendment No. 19)	333-252653 (Amendment No. 11)
333-170529 (Amendment No. 42)	333-212680 (Amendment No. 24)	333-252654 (Amendment No. 11)
333-170897 (Amendment No. 46)

(b)	As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on November 9, 2023 at 3:52 pm.

Signature	Title

*/s/ Ellen G. Cooper	President and Director
Ellen G. Cooper	(Principal Executive Officer)

*/s/ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
Christopher M. Neczypor

* /s/ Craig T. Beazer	Executive Vice President and Director
Craig T. Beazer

* /s/ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
Jayson R. Bronchetti

* /s/ Adam M. Cohen	Senior Vice President and Chief Accounting Officer
Adam M. Cohen	(Principal Accounting Officer)

*/s/ Eric B. Wilmer	Assistant Vice President and Director
Eric B. Wilmer

* By	/s/ Delson R. Campbell, Pursuant to a Power of Attorney
Delson R. Campbell